Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 47,989,879
Less - Current portion	(6,982,903)	$ (4,830,316)	$ (1,654,891)
Long-term borrowings (Note 16.a)	4,103,254	4,481,792	6,232,858
Long-term Debt and Payable [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	11,086,157	9,312,108	7,887,749
Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	221,671	184,762	211,754
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	10,337	8,616	9,874
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	81,073	202,722	387,230
Unsecured Loan With MBJA On September 3, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,216,098	1,013,610	580,845
Unsecured Loan With GAP On March 18, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,935,623	1,613,329	1,849,023
Unsecured Loan With GAP On March 18, 2022 Annual Interest Rate Of 2.45% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,935,623	1,613,329	1,849,023
Unsecured Loan With GAP On November 7, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans			1,500,000
Unsecured Loan With GAP On June 7, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,500,000	1,500,000	$ 1,500,000
Simple loan With GAP On July 10, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,000,000	1,000,000
Simple loan Agreement With GAP On September 26, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	810,732	675,740
Simple loan Agreement With GAP On October 18, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,500,000	$ 1,500,000
Credit Agreement With GAP On June 20, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 875,000